Operating Profit - Disclosure of Detailed Information About Operating Profit (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Staff costs
Wages and salaries	£ 1,959	£ 1,926	£ 1,767
Social security costs	215	213	198
Pensions	135	95	111
Share based remuneration	41	39	38
Total staff costs	2,350	2,273	2,114
Depreciation and amortisation
Amortisation of acquired intangible assets	287	313	342
Share of joint ventures' amortisation of acquired intangible assets	1	1	4
Amortisation of internally developed intangible assets	225	203	189
Depreciation of property, plant and equipment	62	65	62
Depreciation of right of use asset	77	75	74
Total depreciation and amortisation	652	657	671
Other expenses and income
Cost of sales including pre-publication costs and inventory expenses	2,638	2,628	2,488
Operating lease rentals expense	18	28	35
Operating lease rentals income	£ (3)	£ (3)	£ (6)